Supplement dated January 31, 2025 to the Natixis Funds Prospectuses dated April 1, 2024, May 1, 2024, and June 1, 2024 and the Loomis Sayles Funds Prospectus dated May 1, 2024 (each a “Prospectus”), as may be revised or supplemented from time to time, for the following funds:

AEW Global Focused Real Estate Fund	Natixis Oakmark International Fund
Gateway Equity Call Premium Fund	Natixis Target Retirement 2015 Fund
Gateway Fund	Natixis Target Retirement 2020 Fund
Loomis Sayles Global Growth Fund	Natixis Target Retirement 2025 Fund
Loomis Sayles High Income Fund	Natixis Target Retirement 2030 Fund
Loomis Sayles International Growth Fund	Natixis Target Retirement 2035 Fund
Loomis Sayles Investment Grade Bond Fund	Natixis Target Retirement 2040 Fund
Loomis Sayles Senior Floating Rate and Fixed	Natixis Target Retirement 2045 Fund
Income Fund	Natixis Target Retirement 2050 Fund
Loomis Sayles Strategic Alpha Fund	Natixis Target Retirement 2055 Fund
Loomis Sayles Strategic Income Fund	Natixis Target Retirement 2060 Fund
Mirova Global Green Bond Fund	Natixis Target Retirement 2065 Fund
Mirova Global Sustainable Equity Fund	Natixis U.S. Equity Opportunities Fund
Mirova International Sustainable Equity Fund	Vaughan Nelson Mid Cap Fund
Natixis Oakmark Fund	Vaughan Nelson Select Fund
Vaughan Nelson Small Cap Value Fund

Effective immediately, the second paragraph within “Certain Retirement Plans” of the “How to Purchase Shares” sub-section within the “Fund Services” section is amended and restated as follows for each foregoing Fund:

Certain Retirement Plans include 401(k), 457, 401(a) (including profit-sharing, money purchase pension plans), 403(b), 403(b)(7), defined benefit plans, non-qualified deferred compensation plans, Taft Hartley multi-employer plans and retiree health benefit plans. Accounts must be plan-level omnibus accounts to qualify.

Loomis Sayles Bond Fund	Loomis Sayles Investment Grade Fixed Income Fund

Effective immediately, the second paragraph within “Certain Retirement Plans” of the “How to Purchase Shares” sub-section within the “general information” section is amended and restated as follows for each foregoing Fund:

Certain Retirement Plans include 401(k), 457, 401(a) (including profit-sharing, money purchase pension plans), 403(b), 403(b)(7), defined benefit plans, non-qualified deferred compensation plans, Taft-Hartley multi-employer plans, and retiree health benefit plans. Accounts must be plan-level omnibus accounts to qualify.